Long-Term Debt - Bridge Loan (Details)		3 Months Ended	9 Months Ended
	Mar. 04, 2024 USD ($) lender $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) investor	Nov. 10, 2023 USD ($)
Debt Instrument [Line Items]
Number of investors | investor					5
Stock price per share (in dollars per share) | $ / shares		$ 0.74	$ 0.74
Long-term debt, net		$ 10,483,292	$ 10,483,292
Unamortized debt issuance expense		6,127,060	6,127,060	$ 61,857
Aggregate Bridge Loans
Debt Instrument [Line Items]
Debt instrument, face amount					$ 1,000,000
Aggregate amount of cash value option portion	$ 960,000
Interest expense		0	160,000
Bridge Loan
Debt Instrument [Line Items]
Debt instrument, face amount					$ 200,000	$ 1,000,000
Debt instrument, interest rate, stated percentage					0.00%
Maturity cash value option rate					120.00%
Maturity cash value option					$ 240,000
Stock price per share (in dollars per share) | $ / shares	$ 2.00
Lenders who opted for the cash value option | lender	4
Total number of lenders | lender	5
Long-term debt, net		0	0	774,337
Unamortized debt issuance expense				$ 25,663
Interest expense		$ 0	$ 25,663